Tax credit and other receivables/Other payables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Tax credit and other receivables/Other payables
24.	TAX CREDIT AND OTHER RECEIVABLES/OTHER PAYABLES

A.	Tax credit and other receivables/Other payables

(In Euros)	31 Dec 2021	31 Dec 2020

VAT receivable	13,834,234	2,123,016
Government grants receivable	3,633,441	—
Tax credit receivable	2,588,807	923,441

Total	20,056,482	3,046,457

(In Euros)	31 Dec 2021	31 Dec 2020
VAT payable	3,076,947	624,668
Social Security payable	774,170	375,204
Personal Income Tax payable	1,153,720	282,212
Deferred tax liabilities	30,477	40,636

Total	5,035,314	1,322,720

B.	Amounts recognized in profit or loss

(In Euros)	2021	2020	2019
Loss before Tax	(225,584,445)	(12,311,938)	(6,136,106)

Tax income (at 25%)	56,396,111	3,077,985	1,534,027
Unrecognized deferred tax assets on tax losses	(56,396,111)	(3,077,985)	(1,534,027)
Deductions and credits generated	(1,665,366)	(923,441)	—
Amortization of intangible assets identified	(10,159)	—	—
Other adjustments	(131,456)	13,487	—

Income tax credit	(1,806,981)	(909,954)	—

The nominal tax income is calculated at 25%, being the corporate tax rate of Spain.
Deductible

temporary and perman
ent differences for which no deferred tax asset has been recognized in the statement of financial position at 31 December 2021 amounts to Euros
101,920,506
and Euros
54,756,984
, respectively (Euros
1,015,792
for deductible temporary differences at 31 December 2020).
The amount of Euros 101,920,506 relating to deductible temporary differences mainly corresponds to the fair value adjustment of the warrants, the share-based payment plan provision and part of the financial expenses.
The amount of Euros 54,756,984 reflecting deductible permanent differences corresponds mainly to deductible expenses recognized against share premium and listing expenses for the services provided by Kensington.
As a result of the definitive allocation of the purchase price of Electromaps, S.L., the comparative financial information for the 2020 financial year has been restated (see Notes 2 and 6). This has led to the recognition of intangible assets to the detriment of the goodwill recognized in the consolidated annual accounts for 2020. The impact of this adjustment has led to the recognition of a deferred tax liability amounting to Euros 40,636 at 31 December 2020.
During
2021, part of the identified intangible assets has been amortized, which has originated
a release of the deferred tax liability for Euros 10,159. At 31 December 2021, the deferred tax liability represents Euros 30,477.
At 31 December, details of the tax losses to be offset are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020	31 Dec 2019

2015	46,561	46,561	46,561
2016	438,883	438,883	438,883
2017	55,736	55,736	55,736
2018	1,579,014	1,579,014	1,579,014
2019	3,318,114	3,318,114	3,318,114
2020	12,311,938	12,311,938	—
2021	68,906,955	—	—

Total	86,657,201	17,750,246	5,438,308

Tax losses may be offset indefinitely in the future.
The existence of unused tax losses is strong evidence that future taxable profit may not be available to the Group. Having considered all evidence available, management determined that there was insufficient
positive
evidence outweighing existing negative evidence to support that it is probable that future taxable profits will be available against which to offset the tax losses. Accordingly, no deferred tax asset is recognized in the financial statements.